Analysis of performance by segment - Short-term fluctuations related to debt securities - (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Interest-related realised (losses) gains:
Total short-term fluctuations related to debt securities	£ (113)	£ (573)
Operations within segments | Jackson (US insurance operations)
Interest-related realised (losses) gains:
Total short-term fluctuations related to debt securities	244	(754)
Operations within segments | Jackson (US insurance operations) | Debt securities
(Charges) credits in the period:
Losses on sales of impaired and deteriorating bonds	(1)	(2)
Bond write-downs	(2)	(1)
Recoveries/reversals	18	7
Total credits in the period	15	4
Less: Risk margin allowance deducted from operating profit based on longer-term investment returns	38	46
Total credits, net of risk margin allowance	53	50
Interest-related realised (losses) gains:
Gains (losses) arising in the period	8	23
Less: Amortisation of gains and losses arising in current and prior periods to operating profit based on longer-term investment returns	(57)	(72)
Total interest-related realised (losses) gains	(49)	(49)
Related amortisation of deferred acquisition costs	2	4
Total short-term fluctuations related to debt securities	£ 6	£ 5